Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	AOCI Attributable to Parent [Member]	Total
Balance at Dec. 31, 2021		$ 1,300	$ 5,089,671	$ (1,985,988)	$ 375,303	$ 3,480,286
Balance, shares at Dec. 31, 2021		13,000,000
Shares issued on initial public offering		$ 506	18,047,863			18,048,369
Shares issued on initial public offering, shares		5,060,000
Net loss				(1,655,903)		(1,655,903)
Foreign currency translation adjustment					(420,941)	(420,941)
Balance at Dec. 31, 2022		$ 1,806	23,137,534	(3,641,891)	(45,638)	19,451,811
Balance, shares at Dec. 31, 2022		18,060,000
Net loss				(3,501,518)		(3,501,518)
Foreign currency translation adjustment					(214,916)	(214,916)
Stock options granted			667,016			667,016
Balance at Dec. 31, 2023		$ 1,806	23,804,550	(7,143,409)	(260,554)	16,402,393
Balance, shares at Dec. 31, 2023		18,060,000
Net loss				(3,690,287)		(3,690,287)
Foreign currency translation adjustment					(74,040)	(74,040)
Balance at Dec. 31, 2024		$ 1,806	$ 23,804,550	$ (10,833,696)	$ (334,594)	$ 12,638,066
Balance, shares at Dec. 31, 2024		18,060,000